Schedule of Operating Lease Activities (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Leases
Amortization	$ 526,428	$ 711,389	$ 695,735
Interest of lease liabilities	6,372	8,611	24,265
Total operating lease expenses	$ 532,800	$ 720,000	$ 720,000